SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 22, 2013	Nov. 21, 2014	Nov. 18, 2013
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)		200,000,000
Balance at end of period (in shares)	200,000,000	200,000,000	200,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, outstanding (in shares)		16,666,666
Balance at end of period, outstanding (in shares)	16,666,666	23,431,370	16,666,666
Common Stock [Roll forward]
Common Shares Issued	$ 243,391,000	$ 100,199,000
Common Stock [Abstract]
Net proceeds from issuance		100,199,000	243,391,000
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Warrant [Member]
Common Stock [Abstract]
Vesting percentage (in hundredths)				20.00%
Warrants exercisable (in shares)		333,333
Exercise Price of Warrants (in dollars per share)		$ 13.82
Warrant [Member] | Private Placement [Member]
Common Stock [Abstract]
Warrants issued (in shares)				833,333
Minimum trading volume				2,000,000
Exercise Price of Warrants (in dollars per share)				15.00
Common Stock [Member]
Common Stock [Abstract]
Gross proceeds from issuance of stock				250,000,000
Net proceeds from issuance				243,400,000
Common Stock, par value (in dollars per share)					$ 0.01
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)		250,000,000				1,000
Increased authorized share capital (in shares)	249,999,000
Balance at end of period (in shares)	250,000,000	250,000,000	250,000,000			1,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, outstanding (in shares)		16,666,666				500
Stock Issued During Period, Shares, New Issues	16,666,666	6,764,704
Repurchase and Cancellation of Shares	(500)
Balance at end of period, outstanding (in shares)	16,666,666	23,431,370	16,666,666			500
Common Stock [Roll forward]
Balance at beginning of period		167,000				0
Common Shares Issued	167,000	67,000
Balance at end of period	$ 167,000	$ 234,000	$ 167,000			$ 0